Commitments - Acquisition and disposal commitments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Acquisition commitments
Proportion of ownership interest in subsidiary	81.05%
Cash consideration received/(paid	€ 1,663	€ (160)
Vodafone Egypt
Acquisition commitments
Proportion of ownership interest in subsidiary	55.00%	55.00%
Indus Towers
Acquisition commitments
Proportion of ownership interest in subsidiary	28.10%